Note 7 - Stock-Based Compensation Expense - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total stock-based compensation expense					$ 528,644	$ 1,074,957
Share-Based Payment Arrangement, Option [Member]
Total stock-based compensation expense	$ 277,546	$ 129,923	$ 863,030	$ 335,132	474,477	855,124
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Total stock-based compensation expense					222,202	291,094
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense					252,275	564,030
Restricted Stock [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense					$ 54,167	$ 219,833